Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (1)(2)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (3)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (3)	ZLAB TSR (4)	Peer Group TSR (4)	Net Income (Loss) (in millions)	Revenue Growth (5)
	$	$	$	$	$	$	$	%
2025	10,677,221	1,862,002	3,795,163	637,778	13.03	124.75	(175.5)	15
2024	9,079,948	12,068,380	3,622,883	4,795,968	19.35	93.49	(257.1)	50
2023	12,042,285	7,520,941	3,887,222	2,298,340	20.19	94.03	(334.6)	24
2022	20,212,141	739,598	6,838,043	3,550,025	22.68	89.90	(443.3)	49
2021	15,315,579	(30,500,547)	6,176,702	(4,953,682)	46.44	100.02	(704.5)	195

Company Selected Measure Name	Revenue growth
Named Executive Officers, Footnote	Samantha (Ying) Du has been the CEO of the Company since 2014.The non-CEO NEOs included the following executives in each covered fiscal year:
2025: Yajing Chen, Rafael Amado, F. Ty Edmonson, and Josh Smiley;
2024: Yajing Chen, Rafael Amado, F. Ty Edmonson, and Josh Smiley;
2023: Yajing Chen, Rafael Amado, Harald Reinhart, Josh Smiley, and Billy Cho;
2022: Billy Cho, Rafael Amado, Harald Reinhart, Alan Bart Sandler, and Josh Smiley; and
2021: Billy Cho, F. Ty Edmondson, Harald Reinhart, and Alan Bart Sandler.

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020, and the reinvestment of all dividends are assumed. The peer group consists of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 10,677,221	$ 9,079,948	$ 12,042,285	$ 20,212,141	$ 15,315,579
PEO Actually Paid Compensation Amount	$ 1,862,002	12,068,380	7,520,941	739,598	(30,500,547)
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid to our CEO and our Non-CEO NEOs are shown in the tables below. The amounts reflected for 2024 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate administrative corrections in the calculation of fair value for certain stock and option awards.

	CEO
	2025	2024	2023	2022	2021
	$	$	$	$	$
Summary Compensation Table Total	10,677,221	9,079,948	12,042,285	20,212,141	15,315,579
Adjustments for Stock and Option Awards*
Adjustment for grant date fair values in the Summary Compensation Table	(9,055,813)	(7,319,338)	(10,343,463)	(18,545,040)	(13,672,864)
Year-end fair value of unvested awards granted in the covered fiscal year	3,775,382	12,936,922	7,756,321	13,913,094	3,708,060
Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(7,373,436)	(458,907)	(2,184,985)	(10,827,207)	(36,638,677)
Fair values at vest date for awards granted and vested in covered fiscal year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	3,838,648	(2,170,245)	250,783	(4,013,390)	787,355
Forfeitures during covered year equal to prior year-end fair value	—	—	—	—	—
Incremental fair value resulting from modifications of stock options and RSUs in the covered fiscal year not reflected in the other rows	—	—	—	—	—
Compensation Actually Paid (as calculated)	1,862,002	12,068,380	7,520,941	739,598	(30,500,547)

	Average Non-CEO NEO
	2025	2024	2023	2022	2021
	$	$	$	$	$
Summary Compensation Table Total	3,795,163	3,622,883	3,887,222	6,838,043	6,176,702
Adjustments for Stock and Option Awards*
Adjustment for grant date fair values in the Summary Compensation Table	(2,899,972)	(2,681,878)	(2,879,951)	(6,059,426)	(5,279,647)
Year-end fair value of unvested awards granted in the covered fiscal year	1,186,372	4,416,161	1,764,936	4,783,831	1,299,614
Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(2,289,089)	(119,636)	(462,102)	(1,408,060)	(7,338,300)
Fair values at vest date for awards granted and vested in covered fiscal year	—	—	—	—	259,613
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	845,304	(441,562)	(42,600)	(604,363)	(71,664)
Forfeitures during covered fiscal year equal to prior year-end fair value	—	—	(419,154)	—	—
Incremental fair value resulting from modifications of stock options and RSUs in the covered fiscal year not reflected in the other rows	—	—	449,989	—	—
Compensation Actually Paid (as calculated)	637,778	4,795,968	2,298,340	3,550,025	(4,953,682)
*Adjustments are calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,795,163	3,622,883	3,887,222	6,838,043	6,176,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 637,778	4,795,968	2,298,340	3,550,025	(4,953,682)
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid to our CEO and our Non-CEO NEOs are shown in the tables below. The amounts reflected for 2024 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate administrative corrections in the calculation of fair value for certain stock and option awards.

	CEO
	2025	2024	2023	2022	2021
	$	$	$	$	$
Summary Compensation Table Total	10,677,221	9,079,948	12,042,285	20,212,141	15,315,579
Adjustments for Stock and Option Awards*
Adjustment for grant date fair values in the Summary Compensation Table	(9,055,813)	(7,319,338)	(10,343,463)	(18,545,040)	(13,672,864)
Year-end fair value of unvested awards granted in the covered fiscal year	3,775,382	12,936,922	7,756,321	13,913,094	3,708,060
Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(7,373,436)	(458,907)	(2,184,985)	(10,827,207)	(36,638,677)
Fair values at vest date for awards granted and vested in covered fiscal year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	3,838,648	(2,170,245)	250,783	(4,013,390)	787,355
Forfeitures during covered year equal to prior year-end fair value	—	—	—	—	—
Incremental fair value resulting from modifications of stock options and RSUs in the covered fiscal year not reflected in the other rows	—	—	—	—	—
Compensation Actually Paid (as calculated)	1,862,002	12,068,380	7,520,941	739,598	(30,500,547)

	Average Non-CEO NEO
	2025	2024	2023	2022	2021
	$	$	$	$	$
Summary Compensation Table Total	3,795,163	3,622,883	3,887,222	6,838,043	6,176,702
Adjustments for Stock and Option Awards*
Adjustment for grant date fair values in the Summary Compensation Table	(2,899,972)	(2,681,878)	(2,879,951)	(6,059,426)	(5,279,647)
Year-end fair value of unvested awards granted in the covered fiscal year	1,186,372	4,416,161	1,764,936	4,783,831	1,299,614
Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(2,289,089)	(119,636)	(462,102)	(1,408,060)	(7,338,300)
Fair values at vest date for awards granted and vested in covered fiscal year	—	—	—	—	259,613
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	845,304	(441,562)	(42,600)	(604,363)	(71,664)
Forfeitures during covered fiscal year equal to prior year-end fair value	—	—	(419,154)	—	—
Incremental fair value resulting from modifications of stock options and RSUs in the covered fiscal year not reflected in the other rows	—	—	449,989	—	—
Compensation Actually Paid (as calculated)	637,778	4,795,968	2,298,340	3,550,025	(4,953,682)
*Adjustments are calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Revenue Growth

Total Shareholder Return Vs Peer Group
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) compared to: (1) our cumulative TSR and the cumulative TSR of the Peer Group, (2) our net income, and (3) revenue growth. Since a significant portion of compensation for our CEO and other named executive officers consists of equity awards, the change in value of Compensation Actually Paid is directionally aligned with changes in our TSR, net income, and revenue growth.
CAP Versus Cumulative TSR for the Company and Cumulative TSR of the Peer Group

Tabular List, Table	Revenue growth •Product revenues •Operating Profit (Loss)
Total Shareholder Return Amount	$ 13.03	19.35	20.19	22.68	46.44
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (175,500,000)	$ (257,100,000)	$ (334,600,000)	$ (443,300,000)	$ (704,500,000)
Company Selected Measure Amount	0.15	0.50	0.24	0.49	1.95
PEO Name	Samantha (Ying) Du
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020, and the reinvestment of all dividends are assumed. The peer group consists of the NASDAQ Biotechnology Index.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth
Non-GAAP Measure Description	Revenue growth is calculated as follows: (total revenues from our audited annual consolidated statements of operations for the current year - total revenues from our audited annual consolidated statements of operations for the prior year) / total revenues from our audited annual consolidated statements of operations for the prior year.
Measure:: 2
Pay vs Performance Disclosure
Name	Product revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Profit (Loss
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,055,813)	$ (7,319,338)	$ (10,343,463)	$ (18,545,040)	$ (13,672,864)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,775,382	12,936,922	7,756,321	13,913,094	3,708,060
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,373,436)	(458,907)	(2,184,985)	(10,827,207)	(36,638,677)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,838,648	(2,170,245)	250,783	(4,013,390)	787,355
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,899,972)	(2,681,878)	(2,879,951)	(6,059,426)	(5,279,647)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,186,372	4,416,161	1,764,936	4,783,831	1,299,614
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,289,089)	(119,636)	(462,102)	(1,408,060)	(7,338,300)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	259,613
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	845,304	(441,562)	(42,600)	(604,363)	(71,664)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(419,154)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 449,989	$ 0	$ 0